Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the years ended December 31,
	2021	2022	2023
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$276,002	$718,049	$745,544
Restricted cash – current portion	8,856	9,768	10,645
Restricted cash – non-current portion	68,670	83,741	69,015
Total cash, cash equivalents and restricted cash	$353,528	$811,558	$825,204

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2021	2022	2023
A	16%	13%	10%
B	20%	18%	9%
C	12%	7%	5%
D	12%	8%	6%
E	5%	8%	12%
Total	65%	54%	42%